SHARE CAPITAL (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Years	Dec. 31, 2017 USD ($) Years	Dec. 31, 2016 USD ($) Years	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares	Mar. 17, 2013 ₪ / shares
Disclosure of classes of share capital [abstract]
Par value per share | ₪ / shares				₪ 0.0000769	₪ 0.0000769	₪ 0.0000769
Ordinary share price	$ 6.31	$ 5.95	$ 7.83
Exercise price	$ 5.35	$ 5.95	$ 3.68
Dividend yield
Expected volatility	68.00%	73.77%	76.00%
Risk-free interest rate	2.23%	1.67%	1.05%
Expected life - in years | Years	4.07	7.94	4.11